Retirement Plans - Components of Net Periodic Pension Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Service cost			$ 0
Interest cost	$ 484,000	$ 479,000	627,000
Expected return on plan assets	(748,000)	(811,000)	(1,355,000)
Net amortization and deferral	289,000	156,000	149,000
Net periodic pension cost (benefit)	25,000	(176,000)	(579,000)
Additional loss due to settlement	0	0	1,188,000
Total pension cost (benefit)	25,000	(176,000)	609,000
Net loss (gain) recognized in other comprehensive income	986,000	2,798,000	(1,453,000)
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$ 1,011,000	$ 2,622,000	$ (2,032,000)